Business acquisitions and disposition - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	May 03, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2023	Dec. 01, 2022	Feb. 28, 2022
Disclosure of detailed information about business combination [line items]
Cash transferred, net of cash acquired								$ 156
Consideration payable, term								2 years
Business acquisition, contingent consideration, liability			$ 0			$ 0
FX Innovation
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date								$ 157
Cash consideration payable								12
Contingent consideration recognised as of acquisition date								6
Contingent consideration, maximum amount payable								7
Revenue of acquiree since acquisition date			50
Revenue of combined entity as if combination occurred at beginning of period						24,715
Cash consideration paid								$ 145
Distributel
Disclosure of detailed information about business combination [line items]
Cash transferred, net of cash acquired									$ 282
Contingent consideration recognised as of acquisition date									39
Business acquisition, contingent consideration, liability			$ 49			49
Contingent consideration, maximum amount payable									65
Revenue of acquiree since acquisition date		$ 14
Revenue of combined entity as if combination occurred at beginning of period							$ 24,309
Payment for contingent consideration, liability						$ 19
Cash consideration paid									$ 303
Distributel | Forecast
Disclosure of detailed information about business combination [line items]
Payment for contingent consideration, liability					$ 30
EBOX
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				$ 41
Cash consideration paid										$ 153
Financial assets recognised as of acquisition date										$ 139
Production Studios
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests sold	63.00%					63.00%
Proceeds from sale of operations	$ 211					$ 211
Gain recognised on disposal of assets or disposal groups constituting discontinued operation	79					$ 79
Tax expense recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 17